Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions and other long-term liabilities
Schedule of Provisions and Other Long-term Liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
As of January 1, 2021	64,040	3,828	14,502	82,370
Addition to provision / changes in estimates	(651)	(46)	59	(638)
Exchange difference	(668)	(228)	(1,079)	(1,975)
Foreign currency translation	(651)	—	(2)	(653)
Amortization	—	(223)	—	(223)
Unwinding of discount	3,140	—	486	3,626
Amounts used during the year	(170)	—	(291)	(461)
Liabilities associated with assets held for sale	(19,198)	—	—	(19,198)
As of December 31, 2021	45,842	3,331	13,675	62,848
Addition to provision / changes in estimates	(4,942)	—	(2,670)	(7,612)
Exchange difference	(669)	(167)	(1,147)	(1,983)
Foreign currency translation	(577)	—	14	(563)
Amortization	—	(2,407)	—	(2,407)
Unwinding of discount	2,641	—	547	3,188
Amounts used during the year	(1,392)	—	(132)	(1,524)
As of December 31, 2022	40,903	757	10,287	51,947